Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2015
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents
Cash and Cash Equivalents

As of December 31, 2015 and 2014, the Company’s cash and cash equivalents balance of $110,070 and $41,953, respectively, included $80,914 and $36,065, respectively, of money market funds and term deposits that bear interest at rates ranging from 0.01% to 1%. As of December 31, 2015, the Company had $1,000 CAD of restricted cash which was pledged as collateral against the Company's leases (December 31, 2014 - $1,050 CAD).